Income Taxes (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Income Taxes Details Narrative
Federal net operating losses	$ 25,300,000	$ 22,179,000
Net operating loss carry forwards expiration year	2025	2025
Uncertain tax positions